OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Lease liability, Beginning balance	$ 41,333	$ 48,799	$ 0
Addition			49,475
Lease payment - base rent portion	(12,956)	(12,792)	(2,132)
Lease liability - accretion expense	4,376	5,326	1,456
Lease Liability,Ending Balance	32,753	41,333	$ 48,799
Current portion	10,368	$ 8,580
Long-term portion	$ 22,385